Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	20 Months Ended	22 Months Ended	26 Months Ended	28 Months Ended	34 Months Ended
	Jun. 25, 2024	Sep. 26, 2023	Oct. 25, 2022	Feb. 22, 2022	Jul. 31, 2024	Aug. 31, 2024	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2024	Jun. 30, 2022	Nov. 30, 2024	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024
Capital Group Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Core Bond ETF
Accumulated Value		$ 10,000							$ 10,656						$ 10,608				$ 10,824
Capital Group Core Plus Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Core Plus Income ETF
Accumulated Value				$ 10,000							$ 9,245					$ 9,041				$ 9,246		$ 9,697		$ 9,743	$ 9,989
Capital Group International Bond ETF (USD-Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group International Bond ETF (USD-Hedged)
Accumulated Value	$ 10,000				$ 10,127	$ 10,209		$ 10,327		$ 10,213		$ 10,344	$ 10,279
Capital Group Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Municipal Income ETF
Accumulated Value			$ 10,000				$ 10,492							$ 10,777				$ 11,203			$ 11,323		$ 11,516
Capital Group Municipal High-Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Municipal High-Income ETF
Accumulated Value	10,000				10,169	10,260		10,413		10,263		10,422	10,276
Capital Group Short Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Short Duration Income ETF
Accumulated Value			10,000				10,173							10,290				10,696			10,904		11,285
Capital Group Short Duration Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Short Duration Municipal Income ETF
Accumulated Value		10,000							10,400						10,546				10,793
Capital Group Ultra Short Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group Ultra Short Income ETF
Accumulated Value	10,000				10,079	10,138		10,196		10,227		10,274	10,313
Capital Group U.S. Multi-Sector Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Capital Group U.S. Multi-Sector Income ETF
Accumulated Value			10,000				10,363							10,792				11,544			11,889		12,386
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,000		10,071	10,150	10,488	10,251		10,101		10,276		10,768				11,160			11,114		11,277
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	$ 10,000	10,158	10,304		10,442	10,663	10,183	$ 9,315	10,291			10,588	$ 9,039			10,797	$ 9,228
Bloomberg Global Aggregate ex-USD (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Accumulated Value	10,000				10,134	10,215		10,319		10,268		10,404	10,395
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index
Accumulated Value			10,000				10,390							10,607				10,969			10,962		11,139
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index
Accumulated Value	10,000				10,084	10,200		10,301		10,147		10,363	10,186
Bloomberg U.S. Government/Credit (1-3 years) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Government/Credit (1-3 years) Index
Accumulated Value			10,000				10,105							10,219				10,571			10,716		11,031
Bloomberg Municipal Short 1-5 Years Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Municipal Short 1-5 Years Index
Accumulated Value		$ 10,000							$ 10,331						$ 10,347				$ 10,545
ICE BofA 3 Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA 3 Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000				$ 10,052	$ 10,100		$ 10,144		$ 10,182		$ 10,221	$ 10,262
Bloomberg Custom Multi Sector Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Custom Multi-Sector Composite Index
Accumulated Value			$ 10,000				$ 10,265							$ 10,634				$ 11,290			$ 11,567		$ 12,073